S000031838 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	14.56%	13.08%
MSCI USA Minimum Volatility Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.99%	8.16%	10.36%
iShares MSCI USA Min Vol Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.83%	8.10%	10.24%
Performance Inception Date				Oct. 18, 2011
iShares MSCI USA Min Vol Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.36%	7.65%	9.73%
iShares MSCI USA Min Vol Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.69%	6.31%	8.30%